Revenue - Contract costs (Details) - CAD ($)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Capitalized Contract Cost [Line Items]
Contract costs		$ 2,308,000	$ 422,000
Reimbursable bid costs
Capitalized Contract Cost [Line Items]
Contract costs		670,000	422,000
Contract costs capitalized during the period		248,000	422,000
Fulfillment costs
Capitalized Contract Cost [Line Items]
Contract costs		1,638,000	0
Contract costs capitalized during the period	$ 502,000	$ 2,611,000	$ 0